ADJUSTMENT OF ASSETS TO FAIR VALUE	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
ADJUSTMENT OF ASSETS TO FAIR VALUE
3.	ADJUSTMENT OF ASSETS TO FAIR VALUE

The Company recorded total impairment charges for the years ended December 31, 2012, 2011 and 2010 as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Goodwill A	$96	$231	$7
Other indefinite-lived intangible assets	46	37	(12)
Property, plant and equipment B	43	11	7
Investments in non-consolidated affiliates	2	—	—

	$187	$279	$2

A	The 2011 impairment of goodwill excludes $28 million related to discontinued operations.
B	The 2012 impairment of property, plant and equipment excludes $7 million related to discontinued operations.

Impairments of goodwill and other indefinite-lived intangible assets are discussed further in Note 7 and Note 10.

The Company recorded impairment charges to adjust property, plant and equipment to their fair values in accordance with the subsequent measurement provisions of FASB ASC 360 (see Note 7). The charges for the years ended December 31, 2012, 2011 and 2010 by reporting segment are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain A	$19	$5	$4
Vehicle Components Solutions	23	6	3
Corporate	1	—	—

	$43	$11	$7

A	The 2012 impairment for the PT segment excludes $7 million related to discontinued operations.